Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	¥ 4,263,762	¥ 4,027,478	¥ 3,569,006
Cost of sales	(1,426,678)	(1,244,072)	(1,106,846)
Selling, general and administrative expenses	(1,053,819)	(997,309)	(886,361)
Research and development expenses	(729,924)	(633,325)	(526,087)
Amortization and impairment losses on intangible assets associated with products	(652,117)	(542,443)	(472,915)
Other operating income	19,379	25,424	43,123
Other operating expenses	(206,527)	(145,247)	(159,075)
Operating profit	214,075	490,505	460,844
Finance income	52,093	62,913	23,700
Finance expenses	(219,850)	(169,698)	(166,607)
Share of profit (loss) of investments accounted for using the equity method	6,473	(8,630)	(15,367)
Profit before tax	52,791	375,090	302,571
Income tax (expenses) benefit	91,406	(58,052)	(72,405)
Net profit for the year	144,197	317,038	230,166
Attributable to:
Owners of the Company	144,067	317,017	230,059
Non-controlling interests	130	21	107
Net profit for the year	¥ 144,197	¥ 317,038	¥ 230,166
Earnings per share (JPY)
Basic earnings per share (in JPY per share)	¥ 92.09	¥ 204.29	¥ 147.14
Diluted earnings per share (in JPY per share)	¥ 91.16	¥ 201.94	¥ 145.87